CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (19,108)	$ (17,202)	$ (13,846)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	404	205	148
Share-based compensation	879	491	408
Financial expense (income), net	(624)	0	7
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	273	(549)	106
Increase (decrease) in trade accounts payable, accruals and other current liabilities	207	362	(317)
Increase (decrease) in employees and payroll accruals	(700)	451	409
Decrease in royalties provision	(38)	(22)	(28)
Net cash used in operating activities	(18,707)	(16,264)	(13,113)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(486)	(1,006)	(379)
Investment in short-term bank and other deposits	(12,022)	(15,000)	(10,072)
Net cash used in investing activities	(12,508)	(16,006)	(10,451)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares, net of issuance expenses	0	19,219	0
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses	8,850	31,801	10,139
Options exercise	0	4	0
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses	0	0	8,712
Issuance of ordinary shares in the private placement, net of issuance expenses	0	0	4,731
Net cash provided by financing activities	8,850	51,024	23,582
Net increase (decrease) in cash, cash equivalents and restricted cash	(22,365)	18,754	18
Cash, cash equivalents and restricted cash at the beginning of the year	26,807	8,053	8,035
Cash, cash equivalents and restricted cash at the end of the year	4,442	26,807	8,053
Supplemental disclosure of non-cash flow information
Purchase of property and equipment	35	161	45
Lease liabilities arising from obtaining right-of-use assets	307	1,048	151
Supplemental disclosure of cash flow information
Cash paid for taxes	5	33	5
Interest received	548	62	54
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEET
Cash and cash equivalents	4,090	26,457	7,703
Restricted cash included current assets	352	350	350
Total cash, cash equivalents, and restricted cash	$ 4,442	$ 26,807	$ 8,053